FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets, Fair value [Abstract]
Foreign currency derivative contracts	$ 7
Investment in marketable securities		$ 426
Total financial assets	7	426
Level 1 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts
Investment in marketable securities		426
Total financial assets		426
Level 2 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts	7
Investment in marketable securities
Total financial assets	7
Level 3 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts
Investment in marketable securities
Total financial assets